Cover	Dec. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2024
Entity File Number	001-33638
Entity Registrant Name	INTERNATIONAL TOWER HILL MINES LTD.
Entity Central Index Key	0001134115
Entity Tax Identification Number	98-0668474
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1570-200 Burrard Street
Entity Address, Address Line Two	Vancouver
Entity Address, City or Town	Canada
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3L6
City Area Code	604
Local Phone Number	683-6332
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	THM
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false